                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-05476

                          LORD ABBETT GLOBAL FUND, INC.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/04
                          -------

ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
   GLOBAL EQUITY FUND
   GLOBAL INCOME FUND


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT GLOBAL FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Global Funds' (Lord Abbett Global Equity Fund and Lord Abbett Global Income Fund) strategies and performance for the period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

LORD ABBETT GLOBAL
EQUITY FUND

Q.  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. Developed market equities were generally flat to slightly positive in the first half of the period, reflecting strong economic data in the U.S. and mixed reports in Europe. The equity market of Japan was among the top performers, particularly in financials, property companies and retailers, as Japanese consumers led a long-awaited revival in the economy.

    Caution prevailed over the second half, as terrorist bombings in Madrid, the reality of higher U.S. interest rates and a government-engineered economic slowdown in China took hold. Developed market equities significantly outperformed higher-risk emerging market equities over the second half. A growing emphasis on strong fundamentals caused investors to drive up prices in large-cap value companies, particularly large defensive European companies and those with high dividend yields and free cash flow.

    The U.S. economy grew robustly in the second half, but the economy's performance was not reflected in U.S. equity prices, which were roughly flat. Market sentiment focused less on fundamentals than on uncertainties surrounding the impending interest rate hikes, the war in Iraq, the upcoming election and record-high energy prices.

    In the MCSI World Index, consumer staples, industrials and utilities were among the best performing sectors in U.S. dollar terms for the period. The weakest sectors were telecommunication services and materials.

Q.  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. For the six-month period ended June 30, 2004, the Fund returned 1.8%, reflecting performance at the Net Asset Value (NAV)

--------------------------------------------------------------------------------

of Class A shares with all distributions reinvested, compared with its benchmark, the MSCI World Index,(1) which returned 3.8% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 7.29%, 5 Years: -1.24% and 10
Years: 2.47%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q.  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Stock selection within the consumer discretionary sector detracted from the Fund's performance relative to its benchmark, largely reflecting the portfolio's exposure to U.S.-based media companies, which continued to struggle with a number of regulatory issues throughout the period. Stock selection within the industrials and materials sector also detracted from performance. Rising energy prices pushed operating costs higher in many producers of basic materials. In addition, shares of a U.S.-based mining company sank as the price of gold declined from its recent peak.

    The Fund outperformed its benchmark within the consumer staples sector, reflecting favorable stock selection in companies with strong global sales. Stock selection and an overweight position also led to relative outperformance within the telecommunications services sector as the portfolio benefited from positions in companies supplying services to China and other growing markets.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT GLOBAL INCOME FUND

Q.  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. With the global economy on a path to recovery, and nascent signs of inflation, there was little doubt that central banks around the world would begin to take back some of the excess liquidity in the marketplace. The Bank of England, which had taken the first move with a rate hike in October 2003, raised its key rate for the fourth time in June 2004 to 4.5%. The

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Reserve Bank of Australia, the Swiss National Bank and, most recently, the U.S.
Federal Reserve Board (the Fed) also began "measured" increases--the Fed moving its fed funds rate from a historical low of 1% to 1.25% on June 30.

    Anticipating the global shift in monetary policy, longer-term government bond yields in the major financial centers rose in the second quarter, after hitting a trough in March following the bombings in Madrid. In the euro area, where economic progress remains mixed and the markets do not anticipate rate hikes until possibly the first quarter of 2005, the pressure on long-term bond yields was less.

    Despite generally improving credit fundamentals in most emerging markets, particularly in Eastern Europe, demand for emerging market bonds declined as investors grew more cautious, given expectations of higher interest rates and lower liquidity in these markets.

    The U.S. dollar managed to gain against other major currencies during the second quarter of 2004 on strong economic reports in the United States and the anticipation of higher U.S. interest rates. Despite the spike in dollar value, the dollar ended the quarter close to where it began against the euro and other competitors.

Q.  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. For the six-month period ended June 30, 2004, the Fund returned -1.6%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Brothers Global Aggregate Index,(2) which returned -0.9% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: -1.24%, 5 Years: 3.99% and 10
Years: 5.07%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

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Q.  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. For the most part, the portfolio remained neutral to its index in the period--with only small underweights or overweights in most sectors. This was particularly the case in currencies, where expectations of investment opportunity were modest. Most importantly, the portfolio was underweight exposure to interest rates within all sectors, a factor that contributed to performance as rates rose.

    One exception to the neutral sector positioning was the high-yield bond market, where the portfolio's overweight position contributed to relative performance, reflecting the historical tendency of high-yield issuers, at this point in the economic cycle, to benefit from improving economic fundamentals even as rates are rising. Also contributing to performance were positions in long maturity bonds, both in Europe and the United States, which are less sensitive to interest-rate changes than shorter maturities.

    The portfolio's small underweight within investment-grade U.S. corporate bonds detracted somewhat from relative performance, as that sector continued to reflect the improving credit environment in the United States, including lower default rates. A rising interest rate environment, however, provides a less positive outlook going forward. The portfolio's small exposure to emerging market bonds, which is not included in the benchmark, also detracted from performance. As global rates rise, foreign direct investment in emerging markets tends to decline, lowering liquidity in these markets.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS, INCLUDING THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THESE FUNDS OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

(1) The MSCI World Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(2) The Lehman Global Aggregate Index is a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities and USD investment-grade 144A securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Funds' management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL EQUITY FUND JUNE 30, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS 96.71%

AUSTRALIA 0.90%
Qantas Airways Ltd.                                         159,044   $      390
Santos Ltd.                                                  42,798          207
                                                                      ----------
TOTAL                                                                        597
                                                                      ----------

AUSTRIA 1.32%
Bank Austria
Creditanstalt                                                10,281          603
Erste Bank Der
Oesterreichische Sparkasse                                    1,770          278
                                                                      ----------
TOTAL                                                                        881
                                                                      ----------

BERMUDA 1.01%
Tyco Int'l. Ltd.                                             20,300          673
                                                                      ----------

CANADA 1.29%
Barrick Gold Corp.                                           10,800          213
Nortel Networks Corp.*                                       62,200          310
Opti Canada, Inc.*                                           24,200          339
                                                                      ----------
TOTAL                                                                        862
                                                                      ----------

CHINA 0.70%
China Telecom
Corp. Ltd-H                                               1,328,100          464
                                                                      ----------

DENMARK 0.85%
Tele Danmark AS                                              17,400          565
                                                                      ----------

FINLAND 1.46%
Nokia Oyj                                                    25,200          364
Stora Enso Oyj-R Shares                                      44,900          609
                                                                      ----------
TOTAL                                                                        973
                                                                      ----------

FRANCE 5.41%
Axa                                                          17,045          375
BNP Paribas S.A.^                                             6,844          421
Credit Agricole S.A.^                                        14,631          356
France Telecom S.A.^                                         11,931          311
Lafarge S.A.^                                                 2,644          236
Sanofi-Synthelabo S.A.^                                       9,565          606
Schneider Electric S.A.^                                      7,348   $      502
Total S.A.^                                                   2,214          422
Vinci S.A.^                                                   3,722          375
                                                                      ----------
TOTAL                                                                      3,604
                                                                      ----------

GERMANY 2.06%
BASF AG^                                                      9,667          517
Continental AG                                                6,037          291
Deutsche Telekom
AG Registered*                                               15,493          272
MAN AG^                                                       7,885          288
                                                                      ----------
TOTAL                                                                      1,368
                                                                      ----------

ISRAEL 0.87%
Teva Pharmaceutical
Industries Ltd. ADR                                           8,600          579
                                                                      ----------

ITALY 0.98%
Telecom Italia S.p.A.^                                      132,699          413
Telecom Italia
(RNC) S.p.A.^                                               108,387          239
                                                                      ----------
TOTAL                                                                        652
                                                                      ----------

JAPAN 9.94%
Aiful Corp.                                                   3,750          391
Canon, Inc.                                                   8,700          458
Chugai
Pharmaceutical Co Ltd.^                                      16,100          253
Credit Saison Co. Ltd.                                       17,400          523
East Japan Railway                                               48          269
Fanuc Ltd.                                                    6,000          358
Kao Corp.                                                    14,714          355
Konica Minolta
Holdings, Inc.                                               33,000          455
Kyocera Corp.                                                 3,600          306
Lawson, Inc.                                                  7,990          330
Millea Holdings, Inc.                                            14          208
Mitsubishi Tokyo Financial                                       32          296
Sony Corp.                                                    9,069          342
Sumitomo
Trust & Banking                                              92,000          655

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND JUNE 30, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
Takashimaya Co.^                                             42,000   $      486
Takefuji Corp.                                                6,200          449
Yamanouchi
Pharmaceutical                                               14,400          484
                                                                      ----------
TOTAL                                                                      6,618
                                                                      ----------

NETHERLANDS 1.40%
ASM Lithography
Holding N.V.*                                                10,543          179
Royal Dutch
Petroleum Co.^                                                7,370          378
Unilever N.V.                                                 5,525          378
                                                                      ----------
TOTAL                                                                        935
                                                                      ----------

RUSSIA 0.43%
Yukos ADR                                                     9,100          289
                                                                      ----------

SINGAPORE 0.71%
DBS Group Holdings Ltd.                                      56,600          473
                                                                      ----------

SOUTH KOREA 0.81%
KT&G Corp.                                                   11,400          264
Samsung
Electronics Co., Ltd.                                           671          277
                                                                      ----------
TOTAL                                                                        541
                                                                      ----------

SPAIN 1.31%
ACS Actividades
Cons Y Serv^                                                 31,839          536
Gestevision Telecinco S.A.*                                  22,300          333
                                                                      ----------
TOTAL                                                                        869
                                                                      ----------

SWEDEN 1.39%
Atlas Copco
AB - A Shares                                                13,000          483
Skandia Forsakrings AB                                      106,500          441
                                                                      ----------
TOTAL                                                                        924
                                                                      ----------

SWITZERLAND 2.77%
Credit Suisse Group*                                         11,961          425
Nestle S.A. - Registered                                      1,908          509
Novartis AG - Registered                                     13,291          586
UBS AG - Registered                                           4,629          326
                                                                      ----------
TOTAL                                                                      1,846
                                                                      ----------

TAIWAN 0.62%
Mediatek Inc,                                                23,000   $      183
Taiwan Semiconductor
Manufacturing
Co., Ltd. ADR                                                27,454          228
                                                                      ----------
TOTAL                                                                        411
                                                                      ----------

UNITED KINGDOM 7.89%
BP plc                                                       31,790          281
British Aerospace plc                                       112,777          448
British Sky
Broadcasting plc                                             28,067          316
Diageo plc                                                   37,760          509
GlaxoSmithKline plc                                          24,047          487
HSBC Holdings plc                                            26,206          390
National Grid Transco plc                                    33,700          260
Prudential plc                                               60,082          517
Reed Elsevier plc                                            51,401          500
Royal Bank of Scotland
Group plc                                                    10,724          309
Tesco plc                                                   119,352          576
Vodafone Group plc                                          300,123          657
                                                                      ----------
TOTAL                                                                      5,250
                                                                      ----------

UNITED STATES 52.59%
Abbott Laboratories                                           9,300          379
Alcoa, Inc.                                                  12,400          410
American Express Co.                                          4,800          247
American Int'l. Group, Inc.                                  12,700          905
Amgen, Inc.*                                                  5,300          289
Apple Computer, Inc.*                                        21,300          693
Archer-Daniels-
Midland Co.                                                  14,500          243
Baker Hughes, Inc.                                           12,900          486
Bank of America Corp.                                         4,575          387
Bank of New York Co., Inc.                                   12,200          360
Bank One Corp.                                               15,100          770
Baxter Int'l., Inc.                                          11,500          397

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND JUNE 30, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                         6,900   $      483
CIGNA Corp.                                                   4,100          282
Cisco Systems, Inc.*                                         15,300          363
Citigroup, Inc.                                              17,800          828
Clear Channel Comm, Inc.                                     13,900          514
Comcast Corp.*                                               20,400          563
Corning, Inc.*                                               22,600          295
CSX Corp.                                                     9,300          305
CVS Corp.                                                     4,900          206
Deere & Co.                                                  14,700        1,031
E.I. du Pont de
Nemours & Co.                                                 4,200          187
Eaton Corp.                                                   8,200          531
eBay, Inc.*                                                   2,200          202
Eli Lilly & Co.                                               2,400          168
EMC Corp.*                                                   61,000          696
Emerson Electric Co.                                          4,500          286
Exxon Mobil Corp.                                            39,600        1,759
Federal National
Mortgage Assoc.                                               2,300          164
FPL Group, Inc.                                               4,200          269
Genentech, Inc.*                                              3,000          169
General Electric Co.                                         23,500          761
Gillette Co.                                                  9,100          386
Hartford Financial
Group, Inc.                                                   3,700          254
Illinois Tool Works, Inc.                                     3,900          374
Intel Corp.                                                  13,640          376
International Paper Co.                                      15,300          684
J.P. Morgan Chase & Co.                                       8,000          310
Johnson & Johnson                                             4,900          273
Kellogg Co.                                                   8,500          356
Kraft Foods, Inc. Class A                                    15,435          489
Kroger Co.*                                                  16,500          300
Mellon Financial Corp.                                       18,800          551
Merck & Co., Inc.                                             9,200          437
Merrill Lynch & Co., Inc.                                     8,300          448
Microsoft Corp.                                              17,200   $      491
Monsanto Co.                                                  7,800          300
Motorola, Inc.                                               46,000          840
Newmont Mining Corp.                                         11,500          446
NIKE, Inc. Class B                                            4,800          364
Parker Hannifin Corp.                                         3,300          196
PepsiCo, Inc.                                                13,900          749
Pfizer, Inc.                                                 14,800          507
Praxair, Inc.                                                12,900          515
QUALCOMM, Inc.                                                2,700          197
Rohm & Haas Co.                                               7,100          295
SBC Communications, Inc.                                     13,600          330
Schering-Plough Corp.                                        32,600          602
Schlumberger Ltd.                                             9,300          591
Solectron Corp.*                                             48,700          315
Target Corp.                                                 10,600          450
Teradyne, Inc.*                                               5,300          120
The Gap, Inc.                                                24,000          582
The Procter & Gamble Co.                                      5,200          283
The Walt Disney Co.                                          32,100          818
Tribune Co.                                                  13,100          597
U.S. Bancorp                                                 10,500          289
Union Pacific Corp.                                           4,900          291
UnitedHealth Group, Inc.                                      1,500           93
Verizon
Communications, Inc.                                         19,300          698
Viacom, Inc.                                                 14,600          522
Wachovia Corp.                                               10,200          454
Waste Management, Inc.                                       11,100          340
Wells Fargo & Co.                                             8,000          458
Wyeth                                                        17,100          618
Xerox Corp.*                                                 42,200          612
Zimmer Holdings, Inc.*                                        2,100          185
                                                                      ----------
TOTAL                                                                     35,014
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $63,253,703)                                                        64,388
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND JUNE 30, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 8.32%

COLLATERAL FOR SECURITIES ON LOAN 6.83%
State Street Navigator Securities
Lending Prime
Portfolio, 1.21%(a)                                       4,547,289   $    4,547
                                                                      ----------

                                                          PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                         ----------
REPURCHASE AGREEMENT 1.49%
Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004
with State Street
Bank & Trust Co.
collateralized by
$1,015,000 of Federal
Home Loan Bank at
1.625% due 4/15/2005;
value: $1,014,313;
proceeds: $992,164                                       $      992          992
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,539,416)                                                          5,539
                                                                      ==========
Total Investments 105.03%
(Cost $68,793,119)                                                    $   69,927
                                                                      ==========

  * Non-income producing security.
  ^ Security (or a portion of security) on loan. See Note 5.
(a) Rate shown reflects 7 day yield as of June 30, 2004.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GLOBAL EQUITY FUND JUNE 30, 2004

--------------------------------------------------------------------------------

SECURITIES PRESENTED BY INDUSTRY:

Aerospace & Defense                                    0.67%
Agricultural Products                                  0.37%
Airlines                                               0.59%
Aluminum                                               0.62%
Apparel Retail                                         0.87%
Asset Management & Custody Banks                       1.37%
Banks                                                  9.22%
Biotechnology                                          0.69%
Broadcasting & Cable TV                                2.59%
Collateral for Securities on Loan                      6.83%
Computer Hardware                                      1.04%
Computer Storage & Peripherals                         1.32%
Construction & Engineering                             0.56%
Construction & Farm Machines                           1.55%
Construction Materials                                 1.16%
Consumer Electronics                                   0.51%
Consumer Finance                                       2.42%
Department Stores                                      0.73%
Distillers & Vintners                                  0.77%
Diversified Capital Markets                            1.59%
Diversified Chemicals                                  1.06%
Diversified Financial Services                         1.24%
Drug Retail                                            0.31%
Electric Utilities                                     0.40%
Electrical Components & Equipment                      1.18%
Electronic Equipment & Instruments                     0.46%
Electronic Manufacturing Services                      0.47%
Environmental Services                                 0.51%
Fertilizers & Agriculture Chemicals                    0.45%
Food Retail                                            1.81%
Footwear                                               0.55%
General Merchandise Stores                             0.68%
Gold                                                   0.99%
Health Care Distribution & Services                    0.73%
Health Care Equipment                                  0.87%
Household Products                                     0.96%
Industrial Conglomerates                               2.15%
Industrial Gases                                       0.77%
Industrial Machinery                                   3.35%
Integrated Oil & Gas                                   5.21%
Integrated Telecommunication                           4.95%
Internet Retail                                        0.30%
Investment Banking & Brokerage                         0.67%
Life & Health Insurance                                1.44%
Managed Health Care                                    0.56%
Movies & Entertainment                                 2.01%
Multi-Line Insurance                                   2.31%
Multi-Utilities                                        0.39%
Office Electronics                                     2.29%
Oil & Gas Equipment & Services                         1.62%
Oil & Gas Exploration & Products                       0.31%
Packaged Foods                                         2.60%
Paper Products                                         1.94%
Personal Products                                      0.58%
Pharmaceuticals                                        8.98%
Property & Casualty Insurance                          0.31%
Publishing & Printing                                  1.65%
Railroads                                              1.30%
Repurchase Agreement                                   1.49%
Semiconductor & Semiconductor Equipment                1.32%
Semiconductor Equipment                                0.45%
Soft Drinks                                            1.12%
Specialty Chemicals                                    0.44%
Systems Software                                       0.74%
Telecommunications Equipment                           3.56%
Thrifts & Mortgages Finance                            0.25%
Tires & Rubber                                         0.44%
Tobacco                                                0.40%
Wireless Telecommunication Services                    0.99%
                                                     ------
TOTAL                                                105.03%
                                                     ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL INCOME FUND JUNE 30, 2004

                                                                                   PRINCIPAL
                                                                                      AMOUNT
                                                                                    IN LOCAL
                                                   INTEREST      MATURITY           CURRENCY             US $
INVESTMENTS                                            RATE          DATE              (000)            VALUE
-------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 104.95%

FOREIGN BONDS 57.93%

AUSTRALIA 0.18%
Australian Government(a)                               7.50%    7/15/2005   AUD          158   $      112,235
                                                                                               --------------

CANADA 1.29%
Government of Canada(a)                                5.50%     6/1/2010   CAD          577          453,105
Shaw Communications, Inc.                              7.25%     4/6/2011   USD          100          104,272
Shaw Communications, Inc.(a)                           7.50%   11/20/2013   CAD          200          150,565
Telus Corp.                                            8.00%     6/1/2011   USD           85           96,738
                                                                                               --------------
TOTAL                                                                                                 804,680
                                                                                               --------------

DENMARK 0.48%
Kingdom of Denmark(a)                                  4.00%    8/15/2008   DKK        1,800          299,126
                                                                                               --------------

ECUADOR 0.01%
Republic of Ecuador+                                   7.00%#   8/15/2030   USD           10            6,900
                                                                                               --------------

FRANCE 1.85%
France Telecom                                         9.50%#    3/1/2031   USD          185          232,840
French Treasury Note(a)                                4.50%    7/12/2006   EUR          735          925,521
                                                                                               --------------
TOTAL                                                                                               1,158,361
                                                                                               --------------

GERMANY 23.41%
Bundesrepublik Deutschland(a)                          4.25%    2/15/2008   EUR        1,633        2,050,353
Bundesrepublik Deutschland(a)                          5.00%    2/17/2006   EUR        1,410        1,778,798
Bundesrepublik Deutschland(a)                         4.125%    8/27/2004   EUR        1,823        2,224,026
Bundesrepublik Deutschland(a)                          4.75%     7/4/2034   EUR        1,010        1,199,214
Bundesrepublik Deutschland(a)                         5.375%     1/4/2010   EUR          250          328,597
Bundesrepublik Deutschland(a)                          4.25%     1/4/2014   EUR        1,250        1,517,153
Bundesrepublik Deutschland(a)                          4.75%     7/4/2028   EUR           39           46,489
Bundesrepublik Deutschland(a)                          5.25%     1/4/2011   EUR          969        1,269,047
Bundesrepublik Deutschland(a)                          5.25%     7/4/2010   EUR        2,386        3,122,293
Kredit Wiederauf(a)                                   5.625%   11/27/2007   EUR          835        1,092,225
                                                                                               --------------
TOTAL                                                                                              14,628,195
                                                                                               --------------

GREECE 0.60%
Hellenic Republic(a)                                   5.25%    5/18/2012   EUR          290          376,638
                                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2004

                                                                                   PRINCIPAL
                                                                                      AMOUNT
                                                                                    IN LOCAL
                                                   INTEREST      MATURITY           CURRENCY             US $
INVESTMENTS                                            RATE          DATE              (000)            VALUE
-------------------------------------------------------------------------------------------------------------
IRELAND 0.42%
Eircom Funding^                                        8.25%    8/15/2013   USD          250   $      261,250
                                                                                               --------------

ITALY 2.61%
Buoni Poliennali Del Tesoro(a)                         6.00%     5/1/2031   EUR        1,175        1,628,558
                                                                                               --------------

JAPAN 11.07%
Japan - 190 (10 Year Issue)(a)                         2.90%   12/20/2006   JPY      172,000        1,678,360
Japan - 199 (10 Year Issue)(a)                         2.20%   12/20/2007   JPY       73,000          709,207
Japan - 237 (10 Year Issue)(a)                         1.50%    3/20/2012   JPY       66,900          615,273
Japan - 58 (20 Year Issue)(a)                          1.90%    9/20/2022   JPY       36,000          314,434
Japan Finance Corp. for
Municipal Enterprises(a)                               1.55%    2/21/2012   JPY      191,000        1,750,532
Japan Government 10-YR(a)                              1.60%    3/21/2011   JPY      196,950        1,847,390
                                                                                               --------------
TOTAL                                                                                               6,915,196
                                                                                               --------------

LUXEMBOURG 0.33%
Telecom Italia Capital+                                5.25%   11/15/2013   USD          215          208,465
                                                                                               --------------

NETHERLANDS 6.06%
Deutsche Telekom Fin.                                  9.25%     6/1/2032   USD           89          117,630
Netherlands Government(a)                              3.00%    7/15/2006   EUR        3,000        3,666,587
                                                                                               --------------
TOTAL                                                                                               3,784,217
                                                                                               --------------

OTHER 6.00%
European Investment Bank(a)                           2.125%    9/20/2007   JPY       74,000          711,692
European Investment Bank(a)                            3.00%    9/20/2006   JPY      186,000        1,803,965
European Investment Bank(a)                            6.25%    12/7/2008   GBP          657        1,232,847
                                                                                               --------------
TOTAL                                                                                               3,748,504
                                                                                               --------------

ROMANIA 0.59%
Romania(a)                                           10.625%    6/27/2008   EUR          250          371,091
                                                                                               --------------

SWEDEN 0.58%
Swedish Government(a)                                  8.00%    8/15/2007   SEK        2,425          363,613
                                                                                               --------------

UNITED KINGDOM 2.45%
United Kingdom Treasury(a)                             4.00%     3/7/2009   GBP          111          192,642
United Kingdom Treasury(a)                             5.00%     9/7/2014   GBP           87          155,141
United Kingdom Treasury(a)                             6.00%    12/7/2028   GBP          300          631,298

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2004

                                                                                   PRINCIPAL
                                                                                      AMOUNT
                                                                                    IN LOCAL
                                                   INTEREST      MATURITY           CURRENCY             US $
INVESTMENTS                                            RATE          DATE              (000)            VALUE
-------------------------------------------------------------------------------------------------------------
United Kingdom Treasury(a)                             9.00%    7/12/2011   GBP          249   $      555,175
                                                                                               --------------
TOTAL                                                                                               1,534,256
                                                                                               --------------
TOTAL FOREIGN BONDS (Cost $32,746,990)                                                             36,201,285
                                                                                               ==============

UNITED STATES BONDS 47.02%
Altria Group, Inc.                                     7.00%    11/4/2013   USD           31           31,622
American Express Credit 2001-3 A                      1.369%#  10/15/2008   USD          500          501,238
American Standard, Inc.                               7.625%    2/15/2010   USD          100          110,500
AT&T Broadband Corp.                                  8.375%    3/15/2013   USD           80           94,065
AT&T Broadband Corp.                                  9.455%   11/15/2022   USD          100          128,853
AT&T Corp.                                             8.75%   11/15/2031   USD           30           29,358
Bank One Issuance Trust 2002-A1 A1                    1.349%#   1/15/2010   USD          500          501,161
Bank One Issuance Trust 2003-A5 A5                    1.289%#   2/17/2009   USD          500          500,495
Burlington Northern Santa Fe                           6.75%    7/15/2011   USD          200          220,246
Citibank Credit Card Master 1999-7 A                   6.65%   11/15/2006   USD          150          152,850
Comed Transitional Funding 1998-1 A5                   5.44%    3/25/2007   USD          216          219,811
Corn Products Int'l., Inc.                             8.45%    8/15/2009   USD          125          139,062
Corning, Inc.                                          5.90%    3/15/2014   USD           30           28,200
Credit Suisse First Boston 1998-C2 A1                  5.96%   11/11/2030   USD          678          701,973
CRH America, Inc.                                      6.95%    3/15/2012   USD          125          137,554
CSC Holdings, Inc.                                    7.625%     4/1/2011   USD           50           50,375
Daimler Chrysler Auto Trust 2001-D A3                  3.15%    11/6/2005   USD          278          278,426
Discover Card Master Trust I 1995-1 A                 1.519%#   2/16/2007   USD        1,000        1,000,902
Dow Chemical Co.                                       5.97%    1/15/2009   USD          127          133,954
Dun & Bradstreet Corp.                                6.625%    3/15/2006   USD          237          247,850
Federal Gold Home Loan Mortgage Corp                   5.00%          TBA   USD        1,300        1,300,813
Federal Gold Home Loan Mortgage Corp                   6.00%          TBA   USD        1,890        1,922,485
Federal Home Loan Mortgage Corp.(a)                    4.75%    1/15/2013   EUR          151          187,835
Federal Home Loan Mortgage Corp. A23249                5.00%     6/1/2034   USD          320          309,335
Federal Home Loan Mortgage Corp. B13801                4.50%     4/1/2019   USD          670          655,693
Federal Home Loan Mortgage Corp. C63990                7.00%     2/1/2032   USD          209          221,158
Federal National Mortgage Assoc.                       4.75%    2/21/2013   USD        2,349        2,271,382
Federal National Mortgage Assoc.                      6.125%    3/15/2012   USD          550          593,991
Federal National Mortgage Assoc.                      6.625%   11/15/2030   USD          630          695,616
Federal National Mortgage Assoc.                       7.25%    1/15/2010   USD          223          254,158
Federal National Mortgage Assoc.                       5.50%          TBA   USD        2,085        2,086,506
Federal National Mortgage Assoc.                       6.50%     2/1/2028   USD          589          614,942

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2004

                                                                                   PRINCIPAL
                                                                                      AMOUNT
                                                                                    IN LOCAL
                                                   INTEREST      MATURITY           CURRENCY             US $
INVESTMENTS                                            RATE          DATE              (000)            VALUE
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                       6.50%     1/1/2033   USD          198   $      206,494
Federal National Mortgage Assoc.                       6.50%          TBA   USD          655          679,767
Ford Credit Auto Owner Trust 2003-A A2A                1.62%    8/15/2005   USD          104          103,659
Ford Motor Credit Corp.                               6.875%     2/1/2006   USD        1,045        1,096,506
Fort James Corp.                                      6.875%    9/15/2007   USD          210          221,550
General Electric Capital Corp.                         6.00%    6/15/2012   USD           65           68,702
General Electric Co.                                   5.00%     2/1/2013   USD          284          279,987
GMAC Mortgage Corp.                                    8.00%    11/1/2031   USD          125          128,433
Goldman Sachs Group, Inc. (The)                       6.875%    1/15/2011   USD          245          269,310
Greenwich Capital Commercial
Funding 2004-GG1 A7                                   5.317%    6/10/2036   USD          260          259,756
Harrah's Operating Co., Inc.                           8.00%     2/1/2011   USD           85           96,076
Hilton Hotels Corp.                                    8.25%    2/15/2011   USD           70           78,225
Household Finance Corp.                                7.00%    5/15/2012   USD          150          165,949
Int'l. Flavors & Frag., Inc.                           6.45%    5/15/2006   USD          150          158,550
Kansas City Power & Light                             7.125%   12/15/2005   USD          500          529,685
KFW Int'l. Finance(a)                                  6.00%    12/7/2028   GBP          162          324,391
Kinder Morgan Energy Partners                          7.75%    3/15/2032   USD           18           20,032
MBNA Credit Card Master Note
2002-A12 A12                                          1.299%#   4/15/2008   USD          650          650,744
MBNA Master Credit Card Trust 1995-A A                1.509%#   1/16/2007   USD          330          330,302
MBNA Master Credit Card Trust 2000-C A                1.399%#   7/15/2007   USD          340          340,522
MBNA Master Credit Card Trust 2001-A A                1.389%#   7/15/2008   USD          600          601,631
Morgan Stanley Capital 2004-HQ3 A4                     4.80%    1/13/2041   USD          380          365,382
New Asat Finance+                                      9.25%     2/1/2011   USD          100           99,500
Niagara Mohawk Holdings, Inc.                         5.375%    10/1/2004   USD           90           90,770
Pfizer, Inc.(a)                                        0.80%    3/18/2008   JPY      175,000        1,610,383
PG&E Corp.                                             4.80%     3/1/2014   USD           30           28,480
Quest Diagnostics, Inc.                                7.50%    7/12/2011   USD          125          143,395
Qwest Communications Int'l, Inc.+                      7.25%    2/15/2011   USD           70           65,625
Scholastic Corp.                                       5.75%    1/15/2007   USD          150          157,012
SLM Student Loan Trust 2002-2 A1                        1.2%#  10/25/2010   USD          145          145,409
Sprint Capital Corp.                                  8.375%    3/15/2012   USD          100          115,100
Time Warner, Inc.                                     6.125%    4/15/2006   USD           50           52,401
Time Warner, Inc.                                     7.625%    4/15/2031   USD          120          130,244
Trinity Industries, Inc.+                              6.50%    3/15/2014   USD           60           55,200
U.S. Treasury Bond                                     5.25%    2/15/2029   USD        1,417        1,389,768
U.S. Treasury Note                                    4.875%    2/15/2012   USD          837          864,726

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2004

                                                                                   PRINCIPAL
                                                                                      AMOUNT
                                                                                    IN LOCAL
                                                   INTEREST      MATURITY           CURRENCY             US $
INVESTMENTS                                            RATE          DATE              (000)            VALUE
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                    5.625%    5/15/2008   USD          200   $      215,344
U.S. Treasury Strips                            Zero Coupon     8/15/2020   USD        1,182          486,707
Verizon Global Funding Corp.                           7.25%    12/1/2010   USD          170          190,302
Viacom, Inc.                                          6.625%    5/15/2011   USD           90           98,054
Waste Management, Inc.                                 7.10%     8/1/2026   USD          100          105,294
Westvaco Corp.                                         8.20%    1/15/2030   USD           38           43,214
                                                                                               --------------
TOTAL UNITED STATES BONDS (Cost $29,017,631)                                                       29,384,990
                                                                                               ==============
TOTAL LONG-TERM INVESTMENTS (Cost $61,764,621)                                                     65,586,275
                                                                                               ==============

                                                                                      SHARES
                                                                                       (000)
                                                                                      ------
SHORT-TERM INVESTMENTS 6.80%

COLLATERAL FOR SECURITIES ON LOAN 0.44%
State Street Navigator
Securities Lending Prime Portfolio, 1.21%(b)                                USD          273          273,125
                                                                                               --------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT
                                                                                    IN LOCAL
                                                                                    CURRENCY
                                                                                       (000)
                                                                                       -----
REPURCHASE AGREEMENT 6.36%
Repurchase Agreement dated 6/30/2004, 1.35%
due 7/1/2004 with State Street Bank & Trust Co.
collateralized by $3,975,000 of Federal Home
Loan Bank at 4.625% due 8/13/2004;
value: $4,058,777; proceeds: $3,976,205                                     USD        3,976        3,976,056
                                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,249,181)                                                      4,249,181
                                                                                               ==============
TOTAL INVESTMENTS 111.75% (Cost $66,013,802)                                                   $   69,835,456
                                                                                               ==============

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  ^ All (or a portion) of security on loan. See Note 5.
  # Variable rate security. The interest rate represents the rate at June 30,
    2004.
(a) Investment in non-U.S. dollar denominated securities (53.41% of total investments). The remaining securities (46.59% of total investments) are invested in U.S. dollar denominated securities.
(b) Rate shown reflects 7 day yield as of June 30, 2004.
TBA To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD Australian Dollar
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2004

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AS OF JUNE 30, 2004:

          FORWARD                                         U.S. $ COST      U.S. $
     FOREIGN CURRENCY        EXPIRATION     FOREIGN     ON ORIGINATION     CURRENT      UNREALIZED     UNREALIZED
    PURCHASE CONTRACTS          DATE       CURRENCY          DATE           VALUE      APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------
           EUR               7/20/2004      2,550,000   $    3,017,083   $ 3,104,893   $     87,810   $          -
                                                        --------------   -----------   ------------   ------------
TOTAL FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS       $    3,017,083   $ 3,104,893   $     87,810   $          -
                                                        ==============   ===========   ============   ============

          FORWARD                                         U.S. $ COST      U.S. $
     FOREIGN CURRENCY        EXPIRATION     FOREIGN     ON ORIGINATION     CURRENT      UNREALIZED     UNREALIZED
      SALE CONTRACTS            DATE       CURRENCY          DATE           VALUE      APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------
           EUR               7/20/2004      2,550,000   $    3,037,535   $ 3,104,893   $          -   $     67,358
           JPY               9/7/2004     114,000,000        1,028,208     1,045,670              -         17,462
                                                        --------------   -----------   ------------   ------------
TOTAL FORWARD FOREIGN CURRENCY SALE CONTRACTS           $    4,065,743   $ 4,150,563   $          -   $     84,820
                                                        ==============   ===========   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GLOBAL INCOME FUND JUNE 30, 2004

SECURITIES PRESENTED BY INDUSTRY:

Agency                                                16.72%
Automotive                                             0.45%
Banking                                                2.89%
Building & Construction                                0.22%
Building Materials                                     0.18%
Chemicals                                              0.22%
Collateral for Securities on Loan                      0.44%
Consumer-Products                                      0.25%
Diversified Capital Goods                              0.09%
Electric-Integrated                                    1.60%
Electronics                                            0.20%
Environmental                                          0.17%
Food-Wholesale                                         0.22%
Foreign Sovereign                                     24.99%
Forestry/Paper                                         0.42%
Gaming                                                 0.15%
Government Guaranteed                                  7.81%
Health Services                                        2.81%
Hotels                                                 0.13%
Integrated Energy                                      0.03%
Investments & Miscellaneous
Financial Services                                    21.73%
Media-Broadcast                                        0.16%
Media-Cable                                            0.25%
Media-Diversified                                      0.29%
Media-Services                                         0.24%
Mortgage Backed                                        2.18%
Printing & Publishing                                  0.25%
Railroads                                              0.35%
Repurchase Agreement                                   6.36%
Sovereign                                             12.25%
Supranational                                          1.14%
Telecom-Fixed Line                                     0.33%
Telecom-Integrated/Services                            1.45%
Tobacco                                                0.05%
U.S. Treasury Obligations                              4.73%
                                                     ------
TOTAL                                                111.75%
                                                     ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004

                                                                                GLOBAL           GLOBAL
                                                                           EQUITY FUND      INCOME FUND
ASSETS:
   Investment in securities, at cost                                     $  68,793,119    $  66,013,802
-------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                    $  69,927,266    $  69,835,456
   Foreign cash, at value (cost $534,846 and $187,956, respectively)           525,717          187,621
   Receivables:
     Interest and dividends                                                     98,730        1,161,396
     Investment securities sold                                              1,265,126        2,999,300
     Capital shares sold                                                        85,020            6,955
     Forward foreign currency exchange contracts appreciation                        -           87,810
   Prepaid expenses and other assets                                             3,583            3,201
-------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             71,905,442       74,281,739
-------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                 4,547,289          273,125
   Payables:
     Investment securities purchased                                           496,757        9,205,803
     Capital shares reacquired                                                 104,834        1,893,268
     Management fee                                                             40,208           26,403
     12b-1 distribution fees                                                    28,613           38,002
     Fund administration                                                         2,159            2,120
     Directors' fees                                                            28,438           53,778
     Forward foreign currency exchange contracts depreciation                        -           84,820
     Dividends payable                                                               -          155,115
   Accrued expenses and other liabilities                                       78,621           57,827
-------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                         5,326,919       11,790,261
=======================================================================================================
NET ASSETS                                                               $  66,578,523    $  62,491,478
=======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $  67,258,698    $  68,580,483
Undistributed net investment income                                             98,118          471,393
Accumulated net realized loss on investments, futures
   contracts and foreign currency related transactions                      (1,907,941)     (10,401,743)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies               1,129,648        3,841,345
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $  66,578,523    $  62,491,478
=======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $  54,259,056    $  52,296,461
Class B Shares                                                           $   6,848,010    $   4,602,779
Class C Shares                                                           $   5,471,457    $   5,590,176
Class P Shares                                                                       -    $       2,062
OUTSTANDING SHARES BY CLASS:
Class A Shares (445 million, and 430 million shares of common stock
   authorized respectively, $.001 par value)                                 5,070,693        7,290,427
Class B Shares (15 million, and 30 million shares of common stock
   authorized respectively, $.001 par value)                                   668,099          640,365
Class C Shares (20 million, and 20 million shares of common stock
   authorized respectively, $.001 par value)                                   533,274          777,907
Class P Shares (20 million shares of common stock
   authorized respectively, $.001 par value)                                         -              289
NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS
   DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $       10.70    $        7.17
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75% and 4.75%,
     respectively)                                                       $       11.35    $        7.53
Class B Shares-Net asset value                                           $       10.25    $        7.19
Class C Shares-Net asset value                                           $       10.26    $        7.19
Class P Shares-Net asset value                                                       -    $        7.13
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                                                GLOBAL           GLOBAL
                                                                           EQUITY FUND      INCOME FUND
INVESTMENT INCOME:
Dividends                                                                $     770,830    $           -
Interest                                                                         6,218        1,227,640
Securities lending-net                                                          14,604              289
Foreign withholding tax                                                        (61,642)          (1,443)
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        730,010        1,226,486
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 242,148          165,979
12b-1 distribution plan-Class A                                                 96,303          102,035
12b-1 distribution plan-Class B                                                 32,024           21,124
12b-1 distribution plan-Class C                                                 23,219           27,310
12b-1 distribution plan-Class P                                                      -            4,079
Shareholder servicing                                                          169,803           75,726
Professional                                                                    20,124           24,981
Reports to shareholders                                                         15,024           18,000
Fund administration                                                             12,914           13,279
Custody                                                                         23,051           14,381
Directors' fees                                                                    592              632
Registration                                                                    20,000           26,000
Other                                                                           40,137            3,715
-------------------------------------------------------------------------------------------------------
Gross expenses                                                                 695,339          497,241
   Expense reductions                                                             (214)            (236)
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   695,125          497,005
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           34,885          729,481
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency
   related transactions                                                     10,278,608        1,813,234
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in
   foreign currencies                                                       (9,172,090)      (3,673,829)
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                      1,106,518       (1,860,595)
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $   1,141,403    $  (1,131,114)
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2004

                                                                                GLOBAL           GLOBAL
INCREASE (DECREASE) IN NET ASSETS                                          EQUITY FUND      INCOME FUND
OPERATIONS:
Net investment income                                                    $      34,885    $     729,481
Net realized gain on investments and foreign currency
   related transactions                                                     10,278,608        1,813,234
Net change in unrealized appreciation/depreciation on
   investments and translation of assets and liabilities denominated
   in foreign currencies                                                    (9,172,090)      (3,673,829)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              1,141,403       (1,131,114)
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                           -       (1,064,880)
   Class B                                                                           -          (69,528)
   Class C                                                                           -          (89,280)
   Class P                                                                           -          (34,691)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  -       (1,258,379)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            9,615,461        7,660,440
Reinvestment of distributions                                                        -        1,001,813
Cost of shares reacquired                                                   (7,150,283)     (11,002,180)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                 2,465,178       (2,339,927)
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        3,606,581       (4,729,420)
=======================================================================================================
NET ASSETS:
Beginning of period                                                         62,971,942       67,220,898
-------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $  66,578,523    $  62,491,478
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $      98,118    $     471,393
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2003

                                                                                GLOBAL           GLOBAL
INCREASE IN NET ASSETS                                                     EQUITY FUND      INCOME FUND
OPERATIONS:
Net investment income                                                    $     169,237    $   1,521,208
Net realized gain on investments and foreign currency
   related transactions                                                         42,937        3,652,218
Net change in unrealized appreciation/depreciation on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                        11,618,358        2,529,292
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        11,830,532        7,702,718
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                     (85,217)      (2,661,889)
   Class B                                                                           -         (147,508)
   Class C                                                                           -         (174,027)
   Class P                                                                           -          (76,223)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (85,217)      (3,059,647)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           20,725,470       16,224,299
Reinvestment of distributions                                                   81,162        2,443,699
Cost of shares reacquired                                                  (13,748,707)   $ (18,421,931)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                 7,057,925          246,067
=======================================================================================================
NET INCREASE IN NET ASSETS                                                  18,803,240        4,889,138
=======================================================================================================
NET ASSETS:
Beginning of year                                                           44,168,702       62,331,760
-------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $  62,971,942    $  67,220,898
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $      63,233    $   1,000,291
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
                                      (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.51       $   8.33     $  10.02     $  12.98     $  13.82     $  12.29
                                      ===========       ========     ========     ========     ========     ========

Investment operations
  Net investment income (loss)(a)             .01            .04          .03         (.02)        (.05)        (.09)
  Net realized and
    unrealized gain (loss)                    .18           2.16        (1.69)       (2.94)         .65         1.62
                                      -----------       --------     --------     --------     --------     --------
    Total from investment
      operations                              .19           2.20        (1.66)       (2.96)         .60         1.53
                                      -----------       --------     --------     --------     --------     --------

Distributions to shareholders
  from:
  Net investment income                         -           (.02)        (.03)           -            -            -
  Net realized gain                             -              -            -            -        (1.44)           -
                                      -----------       --------     --------     --------     --------     --------
    Total distributions                         -           (.02)        (.03)           -        (1.44)           -
                                      -----------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD        $     10.70       $  10.51     $   8.33     $  10.02     $  12.98     $  13.82
                                      ===========       ========     ========     ========     ========     ========
Total Return(b)                              1.81%(c)      26.38%      (16.58)%     (22.80)%       4.78%       12.37%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.01%(c)       1.95%        2.29%        1.99%        1.78%        1.94%
  Expenses, excluding expense
    reductions                               1.01%(c)       1.95%        2.29%        2.01%        1.79%        1.94%
  Net investment income (loss)                .12%(c)        .45%         .30%        (.19)%       (.34)%       (.77)%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $    54,259       $ 52,828     $ 37,555     $ 47,016     $ 64,288     $ 66,975

  Portfolio turnover rate                  130.84%         56.26%       43.52%       97.27%       41.21%       78.74%
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
                                      (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.10       $   8.04     $   9.70     $  12.65     $  13.60     $  12.18
                                      ===========       ========     ========     ========     ========     ========

Investment operations
  Net investment loss(a)                     (.02)          (.02)        (.03)        (.09)        (.14)        (.17)
  Net realized and
    unrealized gain (loss)                    .17           2.08        (1.63)       (2.86)         .63         1.59
                                      -----------       --------     --------     --------     --------     --------
    Total from investment
      operations                              .15           2.06        (1.66)       (2.95)         .49         1.42
                                      -----------       --------     --------     --------     --------     --------

Distributions to shareholders
  from:
Net realized gain                               -              -            -            -        (1.44)           -
                                      -----------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD        $     10.25       $  10.10     $   8.04     $   9.70     $  12.65     $  13.60
                                      ===========       ========     ========     ========     ========     ========
Total Return(b)                              1.49%(c)      25.62%      (17.11)%     (23.32)%       4.12%       11.49%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.34%(c)       2.61%        2.92%        2.62%        2.40%        2.57%
  Expenses, excluding expense
    reductions                               1.34%(c)       2.61%        2.92%        2.64%        2.41%        2.57%
  Net investment loss                        (.21)%(c)      (.21)%       (.33)%       (.82)%       (.92)%      (1.42)%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $     6,848       $  6,033     $  4,208     $  4,568     $  5,615     $  3,686
  Portfolio turnover rate                  130.84%         56.26%       43.52%       97.27%       41.21%       78.74%
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
                                      (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.11       $   8.06     $   9.73     $  12.69     $  13.63     $  12.20
                                      ===========       ========     ========     ========     ========     ========

Investment operations
  Net investment loss(a)                     (.02)          (.02)        (.03)        (.08)        (.14)        (.17)
  Net realized and
    unrealized gain (loss)                    .17           2.07        (1.64)       (2.88)         .64         1.60
                                      -----------       --------     --------     --------     --------     --------
    Total from investment
      operations                              .15           2.05        (1.67)       (2.96)         .50         1.43
                                      -----------       --------     --------     --------     --------     --------

Distributions to shareholders
  from:
  Net realized gain                             -              -            -            -        (1.44)           -
                                      -----------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD        $     10.26       $  10.11     $   8.06     $   9.73     $  12.69     $  13.63
                                      ===========       ========     ========     ========     ========     ========
Total Return(b)                              1.48%(c)      25.59%      (17.16)%     (23.33)%       4.19%       11.56%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.34%(c)       2.61%        2.92%        2.62%        2.40%        2.57%
  Expenses, excluding expense
    reductions                               1.34%(c)       2.61%        2.92%        2.64%        2.41%        2.57%
  Net investment loss                        (.21)%(c)      (.29)%       (.33)%       (.78)%       (.94)%      (1.44)%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $     5,472       $  4,111     $  2,406     $  2,262     $  3,027     $  2,305
  Portfolio turnover rate                  130.84%         56.26%       43.52%       97.27%       41.21%       78.74%
====================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
                                      (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      7.43       $   6.91     $   6.35     $   6.65     $   7.16     $   8.44
                                      ===========       ========     ========     ========     ========     ========

Investment operations
  Net investment income(a)                    .08            .18          .20          .25(e)       .23          .47
  Net realized and
    unrealized gain (loss)                   (.20)           .68          .72         (.12)        (.25)       (1.26)
                                      -----------       --------     --------     --------     --------     --------
    Total from investment
      operations                             (.12)           .86          .92          .13         (.02)        (.79)
                                      -----------       --------     --------     --------     --------     --------

Distributions to shareholders
  from:
  Net investment income                      (.14)          (.34)        (.25)        (.40)           -         (.39)
  Paid-in capital                               -              -         (.11)        (.03)        (.49)        (.10)
                                      -----------       --------     --------     --------     --------     --------
    Total distributions                      (.14)          (.34)        (.36)        (.43)        (.49)        (.49)
                                      -----------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD        $      7.17       $   7.43     $   6.91     $   6.35     $   6.65     $   7.16
                                      ===========       ========     ========     ========     ========     ========
Total Return(b)                             (1.60)%(d)     12.79%       14.90%        1.87%        (.03)%      (9.47)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .69%(d)       1.35%        1.44%        1.25%        1.25%        1.24%
  Expenses, excluding expense
    reductions                                .69%(d)       1.35%        1.44%        1.29%        1.31%        1.24%
  Net investment income                      1.13%(d)       2.43%        3.09%        3.85%        3.42%        6.08%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $    52,296       $ 56,386     $ 55,419     $ 52,449     $ 62,592     $ 86,015

  Portfolio turnover rate                  157.66%        239.18%      216.16%      393.95%      406.50%      314.07%
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
                                      (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      7.45       $   6.92     $   6.37     $   6.67     $   7.17     $   8.44
                                      ===========       ========     ========     ========     ========     ========

Investment operations
  Net investment income(a)                    .06            .13          .16          .21(e)       .19          .43
  Net realized and
    unrealized gain (loss)                   (.20)           .70          .71         (.12)        (.25)       (1.26)
                                      -----------       --------     --------     --------     --------     --------
    Total from investment
      operations                             (.14)           .83          .87          .09         (.06)        (.83)
                                      -----------       --------     --------     --------     --------     --------

Distributions to shareholders
  from:
  Net investment income                      (.12)          (.30)        (.22)        (.36)           -         (.35)
  Paid-in capital                               -              -         (.10)        (.03)        (.44)        (.09)
                                      -----------       --------     --------     --------     --------     --------
    Total distributions                      (.12)          (.30)        (.32)        (.39)        (.44)        (.44)
                                      -----------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD        $      7.19       $   7.45     $   6.92     $   6.37     $   6.67     $   7.17
                                      ===========       ========     ========     ========     ========     ========
Total Return(b)                             (1.90)%(d)     12.22%       14.04%        1.28%        (.44)%     (10.11)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.01%(d)       1.99%        2.06%        1.88%        1.86%        1.89%
  Expenses, excluding expense
    reductions                               1.01%(d)       1.99%        2.06%        1.92%        1.92%        1.89%
  Net investment income                       .81%(d)       1.79%        2.42%        3.20%        2.79%        5.57%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $     4,603       $  3,719     $  2,842     $  1,519     $  1,317     $  1,508

  Portfolio turnover rate                  157.66%        239.18%      216.16%      393.95%      406.50%      314.07%
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
                                      (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      7.45       $   6.92     $   6.37     $   6.66     $   7.17     $   8.44
                                      ===========       ========     ========     ========     ========     ========

Investment operations
  Net investment income(a)                    .06            .13          .17          .21(e)       .19          .43
  Net realized and
    unrealized gain (loss)                   (.20)           .70          .71         (.11)        (.26)       (1.26)
                                      -----------       --------     --------     --------     --------     --------
    Total from investment
      operations                             (.14)           .83          .88          .10         (.07)        (.83)
                                      -----------       --------     --------     --------     --------     --------

Distributions to shareholders
  from:
  Net investment income                      (.12)          (.30)        (.23)        (.36)           -         (.35)
  Paid-in capital                               -              -         (.10)        (.03)        (.44)        (.09)
                                      -----------       --------     --------     --------     --------     --------
    Total distributions                      (.12)          (.30)        (.33)        (.39)        (.44)        (.44)
                                      -----------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD        $      7.19       $   7.45     $   6.92     $   6.37     $   6.66     $   7.17
                                      ===========       ========     ========     ========     ========     ========
Total Return(b)                             (1.89)%(d)     12.29%       14.19%        1.34%        (.73)%      (9.98)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               1.01%(d)       1.99%        1.94%        1.84%        1.90%        1.88%
  Expenses, excluding expense
    reductions                               1.01%(d)       1.99%        1.94%        1.88%        1.96%        1.88%
  Net investment income                       .81%(d)       1.79%        2.56%        3.23%        2.77%        5.42%

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31
                                       6/30/2004        ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $     5,590       $  5,212     $  2,989     $  2,152     $  1,852     $  2,696

  Portfolio turnover rate                  157.66%        239.18%      216.16%      393.95%      406.50%      314.07%
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL INCOME FUND

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31              3/4/1999(c)
                                       6/30/2004        -----------------------------------------------         TO
                                      (UNAUDITED)         2003         2002         2001         2000        12/31/99
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      7.39       $   6.87     $   6.32     $   6.62     $   7.16     $      7.91
                                      ===========       ========     ========     ========     ========     ===========

Investment operations
  Net investment income(a)                    .08            .17          .20          .24(e)       .22             .42
  Net realized and
    unrealized gain (loss)                   (.20)           .69          .71         (.11)        (.28)           (.85)
                                      -----------       --------     --------     --------     --------     -----------
    Total from investment
      operations                             (.12)           .86          .91          .13         (.06)           (.43)
                                      -----------       --------     --------     --------     --------     -----------

Distributions to shareholders
  from:
  Net investment income                      (.14)          (.34)        (.25)        (.40)           -            (.25)
  Paid-in capital                               -              -         (.11)        (.03)        (.48)           (.07)
                                      -----------       --------     --------     --------     --------     -----------
    Total distributions                      (.14)          (.34)        (.36)        (.43)        (.48)           (.32)
                                      -----------       --------     --------     --------     --------     -----------
NET ASSET VALUE, END OF PERIOD        $      7.13       $   7.39     $   6.87     $   6.32     $   6.62     $      7.16
                                      ===========       ========     ========     ========     ========     ===========
Total Return(b)                             (1.65)%(d)     12.78%       14.82%        1.84%        (.57)%         (5.51)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .73%(d)       1.44%        1.51%        1.33%        1.31%           1.25%(d)
  Expenses, excluding expense
    reductions                                .73%(d)       1.44%        1.51%        1.37%        1.37%           1.25%(d)
  Net investment income                      1.09%(d)       2.34%        2.96%        3.69%        3.34%           5.66%(d)

                                      SIX MONTHS
                                         ENDED                                YEAR ENDED 12/31              3/4/1999(c)
                                       6/30/2004        -----------------------------------------------         TO
SUPPLEMENTAL DATA:                    (UNAUDITED)         2003         2002         2001         2000        12/31/99
-----------------------------------------------------------------------------------------------------------------------
ghhgh
  Net assets, end of
    period (000)                      $         2       $  1,904     $  1,082     $    526     $    229     $       210

  Portfolio turnover rate                  157.66%        239.18%      216.16%      393.95%      406.50%         314.07%
=======================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds") and their respective classes: Equity Series ("Global Equity Fund"), Class A, B, C, and P shares; and Income Series ("Global Income Fund"), Class A, B, C, and P shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund's investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds' records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain (loss) on investments, futures contracts and foreign currency related transactions on the Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies on the Statements of Operations. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments, futures contracts and foreign currency related transactions on the Statements of Operations.

(h) FUTURES CONTRACTS-Futures contracts are marked to market daily and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of June 30, 2004, there are no open futures contracts.

(i) SECURITIES LENDING-Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Company's securities if the borrower defaults.

(j) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon disposition of the securities.

(k) MORTGAGE DOLLAR ROLLS-Global Income Fund may enter into mortgage dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account, until the settlement date, cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Fund's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed.

(l) REDEMPTION FEES-Global Equity Fund may impose a 2.00% redemption fee of the NAV of the shares being redeemed or exchanged within ten business days or less after such shares were acquired. This does not include shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The fees are retained by the Fund and are included as paid in capital on the Statement of Asset and Liabilities. During the six months ended June 30, 2004, the Fund collected $542 of redemption fees.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

--------------------------------

Global Equity Fund          .75%
Global Income Fund          .50%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                     CLASS A          CLASS B          CLASS C       CLASS P
--------------------------------------------------------------------------------
Service                    .25%              .25%             .25%          .20%
Distribution               .10%(1)           .75%             .75%          .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. Global Equity Fund and Global Income Fund collected $376 and $2,586 respectively, of CDSCs during the six months ended June 30, 2004.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended June 30, 2004:

                                                     DISTRIBUTOR        DEALERS'
                                                     COMMISSIONS     CONCESSIONS
--------------------------------------------------------------------------------
Global Equity Fund                                   $    27,922     $   149,670
Global Income Fund                                         7,876          39,663

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semi-annually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 are as follows:

                                      GLOBAL EQUITY FUND            GLOBAL INCOME FUND
--------------------------------------------------------------------------------------
                                SIX MONTHS                   SIX MONTHS
                                     ENDED                        ENDED
                                 6/30/2004    YEAR ENDED      6/30/2004     YEAR ENDED
                               (UNAUDITED)    12/31/2003    (UNAUDITED)     12/31/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                $         -   $    85,217   $  1,258,379   $  3,059,647
--------------------------------------------------------------------------------------
   Total distributions paid    $         -   $    85,217   $  1,258,379   $  3,059,647
======================================================================================

As of December 31, 2003, the capital loss carryforwards along with the related expiration dates are as follows:

                                    2004        2005        2007        2008           2009           2010          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Global Equity Fund             $       -   $       -   $       -   $       -   $  4,576,424   $  7,617,492   $ 12,193,916
Global Income Fund             3,050,476     680,831   1,473,226   2,677,712      3,056,190              -     10,938,435

As of June 30, 2004, the Funds' aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                         GLOBAL EQUITY FUND   GLOBAL INCOME FUND
--------------------------------------------------------------------------------
Tax cost                                 $       68,785,752   $       67,290,344
--------------------------------------------------------------------------------
Gross unrealized gain                             3,113,534            2,919,828
Gross unrealized loss                            (1,972,020)            (374,716)
--------------------------------------------------------------------------------
   Net unrealized security gain (loss)   $        1,141,514   $        2,545,112
================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

At June 30, 2004, the value of securities loaned for the Global Equity Fund and Global Income Fund are $4,386,896 and $267,734, respectively. These loans are collateralized by cash of $4,547,289 and $273,125 which is invested in a restricted money market account, and for the Global Income Fund in U.S. Treasury securities with a value of $44,735. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $6,259 and $124 for the six months ended June 30, 2004, which are netted against securities lending income on the Statements of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

                                U.S.         NON-U.S.           U.S.         NON-U.S.
                          GOVERNMENT       GOVERNMENT     GOVERNMENT       GOVERNMENT
                          PURCHASES*        PURCHASES          SALES            SALES
-------------------------------------------------------------------------------------
Global Equity Fund     $           -   $   84,338,149   $          -   $   82,745,169
Global Income Fund        85,649,899       21,969,457     87,966,648       21,651,895

* Includes U.S. Government sponsored enterprises securities.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

Global Equity Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At June 30, 2004 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2004.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a fund's return or result in significant losses.

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

These factors can affect Fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                     YEAR ENDED
                                    JUNE 30, 2004 (UNAUDITED)              DECEMBER 31, 2003
--------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A SHARES

Shares Sold                           593,378    $  6,296,798     1,847,467    $  17,227,079
Reinvestment of distributions               2              22         7,926           81,162
Shares reacquired                    (547,284)     (5,843,564)   (1,341,247)     (11,889,867)
--------------------------------------------------------------------------------------------
Increase                               46,096    $    453,256       514,146    $   5,418,374
--------------------------------------------------------------------------------------------

CLASS B SHARES

Shares Sold                           159,045    $  1,622,407       209,706    $   1,851,658
Reinvestment of distributions               -               -             -                -
Shares reacquired                     (88,340)       (897,826)     (135,772)      (1,186,100)
--------------------------------------------------------------------------------------------
Increase                               70,705    $    724,581        73,934    $     665,558
--------------------------------------------------------------------------------------------

CLASS C SHARES

Shares Sold                           166,987    $  1,696,234       183,026    $   1,646,733
Reinvestment of distributions               -               -             -                -
Shares reacquired                     (40,189)       (408,893)      (75,083)        (672,740)
--------------------------------------------------------------------------------------------
Increase                              126,798    $  1,287,341       107,943    $     973,993
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

GLOBAL INCOME FUND
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                     YEAR ENDED
                                    JUNE 30, 2004 (UNAUDITED)              DECEMBER 31, 2003
--------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A SHARES

Shares Sold                           589,455    $  4,349,266     1,170,464    $   8,359,557
Reinvestment of distributions         120,596         883,387       307,572        2,190,320
Shares reacquired                  (1,006,451)     (7,363,553)   (1,915,454)     (13,622,012)
--------------------------------------------------------------------------------------------
Decrease                             (296,400)   $ (2,130,900)     (437,418)   $  (3,072,135)
--------------------------------------------------------------------------------------------

CLASS B SHARES

Shares Sold                           230,103    $  1,699,630       461,706    $   3,273,220
Reinvestment of distributions           7,261          53,288        17,910          128,030
Shares reacquired                     (96,310)       (702,029)     (390,810)      (2,741,178)
--------------------------------------------------------------------------------------------
Increase                              141,054    $  1,050,889        88,806    $     660,072
--------------------------------------------------------------------------------------------

CLASS C SHARES

Shares Sold                           181,576    $  1,341,854       406,649    $   2,925,997
Reinvestment of distributions           8,878          65,138        17,506          125,347
Shares reacquired                    (112,453)       (831,093)     (155,874)      (1,105,614)
--------------------------------------------------------------------------------------------
Increase                               78,001    $    575,899       268,281    $   1,945,730
--------------------------------------------------------------------------------------------

CLASS P SHARES

Shares Sold                            36,485    $    269,690       234,202    $   1,665,525
Reinvestment of distributions               -(a)            -             -(a)             2
Shares reaquired                     (293,966)     (2,105,505)     (134,029)        (953,127)
--------------------------------------------------------------------------------------------
Increase (Decrease)                  (257,481)   $ (1,835,815)      100,173    $     712,400
--------------------------------------------------------------------------------------------

(a)  Amount represents less than 1 share.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Funds' Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

    This report when not
    used for the general
 information of shareholders
of the Fund, is to be distributed
only if preceded or accompanied
 by a current Fund Prospectus.
                                  Lord Abbett Global Fund, Inc.
     Lord Abbett Mutual                  Equity Series
  Fund shares are distributed            Income Series
             by:
  LORD ABBETT DISTRIBUTOR LLC
 90 Hudson Street - Jersey City,                                      LAGF-3-604
   New Jersey 07302-3973                                                  (8/04)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM 10:    CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of August 25, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.

ITEM 11(a): NOT APPLICABLE.ITEM 11(b):
      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      LORD ABBETT GLOBAL FUND, INC.

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 25, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT GLOBAL FUND, INC.

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 25, 2004